EARNINGS (LOSS) PER SHARE	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE	EARNINGS (LOSS) PER SHARE
Basic earnings (loss) per share
Basic earnings (loss) per share is calculated by dividing the net income (loss) for the period attributable to shareholders of the Company by the weighted average number of shares outstanding during the period. Diluted earnings per share is calculated by dividing the net income (loss) for the period attributable to shareholders of the Company by the weighted average number of shares outstanding after adjusting for the impact of all share options and RSUs with a dilutive effect. The Company uses the treasury stock method to calculate the dilutive effect of outstanding equity awards for diluted earnings (loss) per share.
The following table presents basic and diluted earnings (loss) per share for the three months ended March 31, 2023 and March 31, 2022:

	Three Months Ended
	March 31, 2023	March 31, 2022

	(U.S. Dollars and shares in thousands, except per share amounts)
Income from continuing operations	$34,989	$28,639
Less: Net income attributable to noncontrolling interests	(6,324)	(4,803)
Income from continuing operations attributable to Dole plc	28,665	23,836
Loss from discontinued operations, net of income taxes	(14,506)	(25,230)
Net income (loss) attributable to Dole plc	$14,159	$(1,394)

Weighted average number of shares outstanding:
Weighted average number of shares – basic	94,899	94,878
Effect of share awards with a dilutive effect	125	31
Weighted average number of shares – diluted	95,024	94,909

Income (loss) per share:
Basic:
Continuing operations	$0.30	$0.26
Discontinued operations	(0.15)	(0.27)
Net income (loss) per share attributable to Dole plc	$0.15	$(0.01)
Diluted:
Continuing operations	$0.30	$0.26
Discontinued operations	(0.15)	(0.27)
Net income (loss) per share attributable to Dole plc	$0.15	$(0.01)
The average market value of the Company’s shares used for the purpose of calculating the dilutive effect of share options and RSUs with a market condition is based on quoted market prices for the period during which the awards were outstanding during the three months ended March 31, 2023 and March 31, 2022. The calculation of diluted earnings per share for the three months ended March 31, 2023 and March 31, 2022 does not include the effect of share options, RSUs with a market condition and certain other RSUs, because to do so would be antidilutive.